Consolidated Balance Sheets - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 166,618	$ 490,496
Short term investments	950,000	1,453,091
Accounts receivable	60,027	205,952
Prepaid expenses	107,363	166,802
Total current assets	1,284,008	2,316,341
Long term assets
Deposits (Note 3)	518,765
Property and equipment (Note 4)	778,685	3,348,557
Intellectual property (Note 5)	21,339,533	23,024,268
Total assets	23,920,991	28,689,166
Current liabilities
Accounts payable and accrued liabilities (Note 6)	1,562,394	575,964
Income taxes payable	201	98
Current portion of capital lease obligation (Note 7)	39,579	36,769
Net current liabilities	1,602,174	612,831
Long-term liabilities
Capital lease obligation (Note 7)	85,118	124,697
Other liabilities (Note 19)	517,669
Asset retirement obligation (Note 8)	56,702	55,240
Deferred charges (Note 15)	81,919	84,838
Total long term liabilities	741,408	264,775
Total liabilities	2,343,582	877,606
Commitments and contingencies (Note 15)
Subsequent events (Note 20)
Shareholders' equity:
Common shares (Note 9): - authorized unlimited Issued: Issued: 58,161,133 (2016 - 53,856,509) common shares	88,121,286	85,966,393
Contributed capital	8,195,075	7,613,719
Deficit	(75,449,886)	(66,479,488)
Accumulated other comprehensive income	710,934	10,935
Net Shareholders' equity	21,577,409	27,811,560
Total Liabilities and Shareholders' equity	$ 23,920,991	$ 28,689,166